UNSECURED DEBT AND RELATED DERIVATIVES - Cross Currency Interest Rate Swaps (Details) € in Thousands	Dec. 31, 2022 CAD ($)	Sep. 15, 2022	Feb. 03, 2022 CAD ($)	Feb. 03, 2022 USD ($)	Feb. 03, 2022 EUR (€)	Dec. 31, 2021 CAD ($)	Aug. 30, 2021 CAD ($)	Aug. 30, 2021 USD ($)	Dec. 18, 2020 CAD ($)	Dec. 18, 2020 EUR (€)	Jun. 04, 2020 CAD ($)	Jun. 04, 2020 USD ($)	Nov. 27, 2019 CAD ($)	Nov. 27, 2019 EUR (€)	Sep. 24, 2019 USD ($)	Sep. 24, 2019 EUR (€)	Dec. 20, 2016 CAD ($)	Dec. 20, 2016 EUR (€)
Unsecured debentures and term loans, net
Notional amount	$ 2,991,651,000					$ 2,434,136,000
Fair value assets	138,388,000					44,144,000
Fair value liabilities	(13,467,000)
Non-current	151,855,000					62,768,000
Current	0					0
Financial assets at fair value	151,855,000					62,768,000
Non-current	6,391,000					18,624,000
Current	7,076,000					0
Financial liabilities at fair value	13,467,000					18,624,000
2023 Cross Currency Interest Rate Swap
Unsecured debentures and term loans, net
Notional amount																	$ 400,000,000	€ 281,100
Interest payment rate																	2.43%	2.43%
Interest receipt rate																	3.873%	3.873%
Fair value liabilities	(7,076,000)					(6,551,000)
2024 Cross Currency Interest Rate Swap
Unsecured debentures and term loans, net
Notional amount															$ 185,000,000	€ 168,200
Interest payment rate															0.522%	0.522%
Fair value assets	24,891,000
Fair value liabilities						(5,056,000)
Interest Rate Swap 2025
Unsecured debentures and term loans, net
Interest receipt rate		5.016%
Fair value assets	5,244,000
2026 Cross Currency Interest Rate Swap
Unsecured debentures and term loans, net
Notional amount													$ 300,000,000	€ 205,500
Interest payment rate													1.355%	1.355%
Fair value assets	39,264,000					7,844,000
2027 Cross Currency Interest Rate Swap
Unsecured debentures and term loans, net
Notional amount											$ 500,000,000	$ 370,300,000
Interest payment rate											2.964%	2.964%
Interest receipt rate											3.062%	3.062%
Fair value assets	8,123,000					28,752,000
Cross Currency Interest Rate Swap 2028 (1)
Unsecured debentures and term loans, net
Notional amount			$ 500,000,000				$ 500,000,000	$ 397,000,000
Interest payment rate							2.096%	2.096%
Interest receipt rate							2.194%	2.194%
Fair value liabilities						(7,017,000)
Debt instrument, termination amount			350,000,000
Payment for settlement of derivative financial liabilities			6,600,000
Cross Currency Interest Rate Swap 2028 (2)
Unsecured debentures and term loans, net
Notional amount			$ 150,000,000	$ 119,100,000
Interest payment rate			2.096%	2.096%	2.096%
Interest receipt rate			2.194%	2.194%	2.194%
Fair value liabilities	(6,391,000)
Cross Currency Interest Rate Swap 2028 (3)
Unsecured debentures and term loans, net
Notional amount			$ 350,000,000		€ 242,100
Interest payment rate			0.536%	0.536%	0.536%
Interest receipt rate			2.194%	2.194%	2.194%
Fair value assets	19,450,000
2030 Cross Currency Interest Rate Swap
Unsecured debentures and term loans, net
Notional amount									$ 500,000,000	€ 319,400
Interest payment rate									1.045%	1.045%
Interest receipt rate									2.378%	2.378%
Fair value assets	$ 54,883,000					$ 26,172,000